Schedule of Reconciliation of liabilities from financing activities (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 60,560
Lease liabilities	6,500	$ 60,560
Loan From Shareholder [Member]
IfrsStatementLineItems [Line Items]
Additions	337,566
Accretion of interest	1,444
Other	(1,444)
Lease liabilities
Interest paid
Repayment of principal portion of lease liabilities
Lease liabilities	337,566
Lease Liabilities Current [Member]
IfrsStatementLineItems [Line Items]
Additions		47,304
Accretion of interest	1,706	9,414
Other	41,409	10,145
Lease liabilities	19,151	115,459
Interest paid	(1,706)	(9,414)
Repayment of principal portion of lease liabilities	(54,060)	(153,757)
Lease liabilities	6,500	19,151
Lease Liabilities Non Current [Member]
IfrsStatementLineItems [Line Items]
Additions		19,151
Accretion of interest
Other	(41,409)	(10,145)
Lease liabilities	41,409	32,403
Interest paid
Repayment of principal portion of lease liabilities
Lease liabilities		41,409
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Additions	337,566	66,455
Accretion of interest	3,150	9,414
Other	(1,444)
Lease liabilities	60,560	147,862
Interest paid	(1,706)	(9,414)
Repayment of principal portion of lease liabilities	(54,060)	(153,757)
Lease liabilities	$ 344,066	$ 60,560